UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

NATIONAL PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

NATIONAL PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Alabama - 0.3%
$ 1,000,000	BBB	Mobile, AL IDB, Environmental Improvement Revenue, (International Paper Co. Project), Series B, 6.450% due 5/15/19 (b)	$1,084,080

Alaska - 0.6%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)	2,640,775

Arizona - 2.4%
3,000,000	BBB+	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20 (c)	3,413,550
2,450,000	AAA	Maricopa County, AZ IDA, MFH Revenue Refunding, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,641,124
1,845,000	AAA	Mohave County, AZ IDA, MFH, Copper Ridge Apartments, FHA-Insured, 7.375% due 4/1/32 (b)	1,850,701
215,000	AAA	Pima County, AZ Single-Family Mortgage Revenue, Series A, FHLMC/FNMA/GNMA-Collateralized, 7.100% due 11/1/29 (b)(d)	224,327
1,875,000	AAA	Yuma, AZ IDA, Mortgage, MFH Revenue Refunding, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (b)	2,047,894

			10,177,596

Arkansas - 0.5%
2,000,000	BBB-	Arkansas State Development Finance Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29	2,217,000

California - 1.7%
5,000,000	NR	Barona Band of Mission Indians, CA, 8.250% due 1/1/20 (e)	5,378,700
2,000,000	BBB	Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue, Series 2003 A-1, 6.250% due 6/1/33	2,005,040

			7,383,740

Colorado - 3.0%
1,000,000	Ba1*	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, (Bromley East Project), Series A, 7.250% due 9/15/30	1,014,100
		Colorado Health Facilities Authority Revenue Bonds:
1,000,000	Baa1*	Parkview Medical Center Project, 6.500% due 9/1/20	1,109,610
1,000,000	A	Vail Valley Medical Center, Series A, 6.500% due 1/15/13	1,011,270
2,180,000	AAA	Colorado Water Resource & Power Authority, Small Water Resources Revenue, Series A, FGIC-Insured, 5.375% due 11/1/20	2,402,578
7,000,000	AAA	E-470 Public Highway Authority Colorado Revenue, Capital Appreciation Series A, zero coupon bond to yield 5.330% due 9/1/34	1,458,310
10,000,000	AAA	Northwest Parkway, Public Highway Authority, CO Revenue, Capital Appreciation, Sr. Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 5.770% due 6/15/31	2,115,500
2,500,000	AAA	Summit County, CO Sports Facilities Refunding Revenue, (Keystone Resorts Management Inc. Project), Ralston Purina Co. Guaranteed, 7.750% due 9/1/06	2,722,100

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Colorado - 3.0% (continued)
$1,000,000	A3*	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	$1,044,450

			12,877,918

Connecticut - 0.5%
2,010,000	NR	Connecticut Development Authority, Airport Facilities Revenue, (Signature Flight Co. Project), Guaranty Agreement, Series A, 6.625% due 12/1/14 (b)	2,036,492

Florida - 7.0%
2,265,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.375% due 5/1/34	2,414,513
3,000,000	NR	Capital Projects Finance Authority, Student Housing Revenue, CAFRA Capital Corp., Florida Universities, Series A, 7.850% due 8/15/31	2,992,950
2,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention-A, 8.950% due 10/1/33	2,326,340
1,920,000	NR	Century Parc Community Development District, FL Special Assessment, 7.000% due 11/1/31	2,026,810
		Highlands County, FL Health Facilities Authority Revenue, Hospital-Adventist Health Systems, Series D:
1,750,000	A	6.000% due 11/15/25	1,919,645
2,750,000	A	5.875% due 11/15/29	2,975,582
		Hillsborough County, FL:
2,000,000	NR	IDA Exempt Facility Revenue, National Gypsum, Series A, 7.125% due 4/1/30 (b)	2,198,320
1,170,000	AAA	Utility Refunding Revenue, 9.875% due 12/1/11 (f)	1,461,213
2,000,000	AAA	Miami-Dade County, FL Expressway Authority Toll System Revenue, Series B, FGIC-Insured, 5.000% due 7/1/29	2,068,720
2,000,000	NR	Orange County, FL Health Facilities Authority Revenue, First Mortgage, Health Care Facilities, 9.000% due 7/1/31	2,051,080
2,000,000	A1*	Pinellas County, FL Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	2,085,560
3,500,000	NR	Reunion East Community Development District, FL Special Assessment, Series A, 7.375% due 5/1/33 (c)	3,784,655
1,000,000	AAA	Tampa, FL Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,103,700

			29,409,088

Georgia - 2.8%
1,000,000	A	Atlanta, GA Development Authority Student Housing Revenue, (ADA/CAU Partners Inc.), Series A, ACA-Insured, 6.250% due 7/1/24	1,100,440
1,100,000	AAA	Atlanta, GA Water & Wastewater Revenue, Series C, 1.900% due 11/1/41 (d)	1,100,000
1,000,000	Aaa*	Bulloch County, GA Development Authority, Student Housing Lease Revenue, (Georgia Southern University Project), AMBAC-Insured, 5.000% due 8/1/22	1,054,050

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Georgia - 2.8% (continued)
$ 1,000,000	Aaa*	De Kalb County, GA Housing Authority, MFH Revenue, (Snapwoods Project), Series A, GNMA-Collateralized, 5.500% due 12/20/32	$1,033,180
1,500,000	A	Georgia Municipal Electric Authority Power Revenue, Series X, 6.500% due 1/1/12	1,725,630
1,500,000	AAA	Municipal Electric Authority, GA, (Combustion Turbine Project), Series A, MBIA-Insured, 5.250% due 11/1/22	1,623,735
3,000,000	NR	Rockdale County, GA Solid Waste Authority Revenue, (Visy Paper Inc. Project), 7.500% due 1/1/26 (b)(c)	3,082,260
1,000,000	NR	Savannah, GA EDA Revenue, (College of Art & Design Inc. Project), (Call 10/1/09 @ 102), 6.900% due 10/1/29 (g)	1,184,480

			11,903,775

Hawaii - 0.2%
960,000	AAA	Hawaii State Department Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (b)	1,039,517

Illinois - 6.1%
40,000	NR	Aurora Kane & Dupage, IL Single-Family Mortgage Revenue, Series A, FHLMC/GNMA-Collateralized, 7.950% due 10/1/25 (b)	40,317
1,000,000	AAA	Chicago, IL Board of Education, School Reform, Series A, MBIA-Insured, 5.500% due 12/1/28	1,083,420
		Chicago, IL Single-Family Mortgage Revenue:
515,000	Aaa*	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (b)	536,553
120,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (b)	122,376
3,000,000	AAA	Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31 (c)	3,228,000
3,000,000	AAA	Chicago O’Hare International Airport, Gen-Airport, 3rd Lein-B2, 6.000% due 1/1/29 (b)(c)	3,320,310
		Illinois Development Finance Authority Revenue:
680,000	A	City of East St. Louis, 7.250% due 11/15/09	695,205
2,500,000	BBB	Community Living Options, 7.125% due 3/1/10	2,519,300
		Illinois Health Facilities Authority Revenue:
1,540,000	CC	Mercy Hospital & Medical Center, 7.000% due 1/1/07	1,277,060
680,000	AAA	Methodist Medical Center Project, 9.000% due 10/1/10 (f)	805,909
3,000,000	A	OSF Healthcare Systems, 6.250% due 11/15/29 (c)	3,190,110
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,560,435
		Illinois Housing Development Authority, MFH Revenue:
705,000	A+	Series 1991A, 8.125% due 7/1/10	708,201
1,830,000	AAA	Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,978,084
1,000,000	AAA	Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue, Capital Appreciation, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,103,180
1,045,000	AAA	Regional Transit Authority, IL, Series C, FGIC-Insured, 7.750% due 6/1/20	1,443,490
2,000,000	A+	West Chicago, IL IDR, (Leggett & Platt Inc. Project), 6.900% due 9/1/24 (b)	2,052,940

			25,664,890

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Indiana - 4.2%
$2,500,000	A-	Dekalb County, IN Redevelopment, (Mini-Mill Local Public Improvement Project), Series A, (Call 1/15/05 @ 102), 6.500% due 1/15/14 (g)	$2,553,175
		Indiana Bond Bank Revenue:
1,500,000	AAA	Guarantee-State Revolving Fund, Series A, (Call 2/1/05 @ 100), 6.875% due 2/1/12 (g)	1,535,400
3,345,000	AAA	Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (c)(f)	3,906,391
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, IN, Series A, 6.375% due 8/1/31 (c)	3,108,060
3,685,000	AA	Indianapolis, IN Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (c)	4,441,715
2,000,000	NR	North Manchester, Industrial Revenue, (Peabody Retirement Community Project), Series A, 7.125% due 7/1/22	2,080,480

			17,625,221

Iowa - 1.5%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18 (c)	3,223,800
3,000,000	A1*	Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/25 (c)	3,249,780

			6,473,580

Kansas - 0.4%
480,000	AAA	Cowley & Shawnee Counties, KS Mortgage Revenue, Series B, AMBAC-Insured, GNMA-Collateralized, zero coupon bond to yield 7.870%, due 6/1/22 (b)	124,613
1,000,000	BBB-**	Overland Park, KS Development Corp. Revenue, First Tier, Overland Park, Series A, 7.375% due 1/1/32	1,073,770
615,000	Aaa*	Sedgwick & Shawnee Counties, KS Single-Family Mortgage Revenue, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (b)(d)	628,179

			1,826,562

Kentucky - 0.4%
2,000,000	NR	Kenton County, KY Airport Board, Special Facilities Revenue, (Mesaba Aviation Inc. Project), Series A, 6.700% due 7/1/29 (b)	1,622,920

Louisiana - 1.0%
1,000,000	Aaa*	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Mortgage, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,105,110
1,000,000	BBB	Rapides, LA Finance Authority, Environmental Improvement Revenue, (International Paper Co. Project), Series A, 6.550% due 11/15/23 (b)	1,062,390
1,945,000	BBB-	Saint Charles Parish, LA PCR, (Union Carbide Project), 7.350% due 11/1/22 (b)	1,947,081

			4,114,581

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Maryland - 0.6%
$2,375,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	$2,523,176

Massachusetts - 3.7%
2,500,000	Baa3*	Boston, MA Industrial Development Financing Authority, (Crosstown Center Project), 6.500% due 9/1/35 (b)	2,533,675
1,285,000	AAA	Boston, MA Water & Sewer Revenue, 10.875% due 1/1/09 (e)(f)	1,500,379
2,000,000	AAA	Massachusetts State, RITES-PA 993-R, MBIA-Insured, 9.081% due 11/1/15 (d)	2,583,400
1,000,000	AA	Massachusetts State Development Finance Agency Revenue, May Institute Issue, Radian-Insured, 5.750% due 9/1/29	1,068,170
		Massachusetts State Health & Educational Facilities
		Authority Revenue:
1,000,000	AA	Berkshire Health System, Series E, Radian-Insured, 5.700% due 10/1/25	1,092,270
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (c)	3,393,480
1,250,000	BBB	University of Massachusetts, Memorial Healthcare Inc., Series C, 6.625% due 7/1/32	1,351,312
920,000	AAA	Massachusetts State Industrial Finance Agency Revenue Refunding, Chelsea Jewish, Series A, FHA-Insured, 6.500% due 8/1/37	1,009,746
1,000,000	AAA	Massachusetts Water Pollution Abatement Trust, Series 9, 5.250% due 8/1/28	1,060,120

			15,592,552

Michigan - 1.4%
1,000,000	AAA	Lake Superior, MI State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,111,340
2,000,000	A	Saginaw, MI Hospital Finance Authority, Covenant Medical Center, Series F, 6.500% due 7/1/30	2,202,140
2,470,000	NR	Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	2,406,076

			5,719,556

Minnesota - 0.6%
1,500,000	Aaa*	Columbia Heights, MN MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,673,205
605,000	AAA	Minneapolis, MN Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (f)	783,729

			2,456,934

Mississippi - 1.3%
1,700,000	BBB	Adams County, MS Environmental Improvement Revenue Refunding, (International Paper Co. Project), Series A, 6.800% due 8/1/24 (b)	1,823,505
3,000,000	BBB	Lowndes County, MS Solid Waste Disposal & PCR Refunding, (Weyerhaeuser Co. Project), Series A, 6.800% due 4/1/22 (c)	3,607,020

			5,430,525

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Missouri - 0.3%
$115,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, FNMA/GNMA-Collateralized, 7.450% due 9/1/27 (b)(c)	$117,950
1,000,000	NR	St. Joseph, MO IDA, Healthcare Revenue, (Living Community St. Joseph Project), 7.000% due 8/15/32	1,052,010

			1,169,960

Montana - 0.1%
295,000	AAA	Montana State Board of Regents Revenue, 10.000% due 11/15/08 (f)	345,687

Nebraska - 0.2%
750,000	NR	Douglas County, NE Hospital Authority No. 2, Bergan Mercy, 9.500% due 7/1/10 (f)	903,187

Nevada - 2.2%
3,000,000	BBB+	Henderson, NV Health Care Facility Revenue, Catholic Healthcare West, Series A, 6.750% due 7/1/20 (c)	3,415,980
5,000,000	AAA	Washoe County, NV GO, Reno-Sparks Convention, Series A, FSA-Insured, (Call 1/1/10 @ 100), 6.400% due 7/1/29 (c)(g)	5,837,750

			9,253,730

New Hampshire - 1.4%
		New Hampshire Health & Education Facilities Authority Revenue:
1,000,000	A-	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,056,990
1,000,000	BBB-	New Hampshire College, 7.500% due 1/1/31	1,095,310
		New Hampshire State Turnpike Systems Revenue Refunding, FGIC-Insured:
2,500,000	AAA	Series A, 6.750% due 11/1/11	2,738,150
1,000,000	AAA	Series C, RIBS, 12.364% due 11/1/17 (d)	1,185,460

			6,075,910

New Jersey - 3.8%
1,500,000	AAA	Casino Reinvestment Development Authority, NJ Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,587,450
1,000,000	AAA	New Jersey EDA, Motor Vehicle Revenue, Series A, MBIA-Insured, 5.250% due 7/1/31	1,066,950
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,284,600
		New Jersey State Transportation Trust Fund Authority, MBIA-Insured, RITES:
2,500,000	AAA	Series-PA 958R, 6.000% due 12/15/09 (c)(d)	3,379,100
1,000,000	AAA	Series-PA 958R-B, 6.000% due 12/15/09 (d)	1,351,640
1,250,000	NR	Port Authority, NY & NJ Special Obligation Revenue, (5th Installment Special Project), Series 4, 6.750% due 10/1/19 (b)	1,304,125
5,000,000	BBB	Tobacco Settlement Financing Corp., NJ, 6.750% due 6/1/39 (c)	5,005,900

			15,979,765

New York - 5.3%
1,250,000	BBB+	Brookhaven, NY IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,341,850
2,000,000	BBB**	Chautauqua, NY Tobacco, Asset Securitization Corp., 6.750% due 7/1/40	2,030,440

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

New York - 5.3% (continued)
		New York State Dormitory Authority Lease Revenue:
$3,500,000	AAA	School Districts Financing Program, Series E, 5.750% due 10/1/22 (c)	$3,981,320
486,000	AA-	Series B, (Call 5/15/05 @ 100), 7.500% due 5/15/11 (g)	584,177
2,000,000	AA-	State University Dormitory Facilities, (Call 7/1/12 @ 100), 5.375% due 7/1/18 (g)	2,280,480
1,014,000	AA-	Unrefunded Balance, Series B, 7.500% due 5/15/11	1,176,859
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax, Series C-1, FGIC-Insured, (Call 3/15/13 @ 100), 5.500% due 3/15/21 (c)(g)	3,470,340
		Orange County, NY IDA, Civic Facilities Revenue, (Arden Hill Life Care Center Project), Series A:
1,000,000	NR	7.000% due 8/1/21	1,044,410
1,000,000	NR	7.000% due 8/1/31	1,039,050
1,000,000	AA-	Rensselaer County, NY IDA, Albany International Corp., LOC Fleet Bank, 7.550% due 7/15/07	1,098,680
970,000	NR	Suffolk County, NY IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22 (c)	1,004,949
1,600,000	AAA	Tobacco Settlement Financing Corp., Series A1, Callable Asset-Backed, 5.250% due 6/1/22	1,721,408
1,525,000	AA-	Triborough Bridge & Tunnel Authority, NY Revenue, (Convention Center Project), Series E, 7.250% due 1/1/10 (c)	1,692,979

			22,466,942

North Carolina - 1.9%
		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding:
1,310,000	BBB	Series A, (Call 1/1/22 @ 100), 6.000% due 1/1/26 (g)	1,588,951
1,700,000	A	Series B, ACA-Insured, 5.750% due 1/1/24	1,797,580
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,803,775
1,500,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, MBIA-Insured, 5.250% due 1/1/11 (d)	1,900,635

			8,090,941

Ohio - 5.1%
3,130,000	AAA	Cincinnati, OH City School District, School Improvement, FSA-Insured, 5.250% due 6/1/16 (c)	3,468,854
		Cuyahoga County, OH:
3,000,000	BBB	Hospital Facilities Revenue, (Canton Inc. Project), 7.500% due 1/1/30 (c)	3,366,750
250,000	Aaa*	MFH, Dalebridge Apartments, FHA-Insured, GNMA-Collateralized, 6.500% due 10/20/20 (b)	257,978
1,000,000	Aaa*	Franklin County, OH Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,071,140
350,000	BB-	Green Springs, OH Health Care Facilities Revenue, (St. Francis Health Care Center Project), Series A, 7.125% due 5/15/25	302,222
2,925,000	Aa2*	Hamilton County, OH Mortgage Revenue, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26 (c)	3,141,567

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Ohio - 5.1% (continued)
$30,000	AAA	Ohio Housing Finance Agency Residential Mortgage, Series A-2, GNMA-Collateralized, 6.625% due 3/1/26 (b)	$30,648
500,000	NR	Ohio State Solid Waste Revenue, 9.000% due 6/1/21 (b)(h)(i)(j)	0
6,055,000	AAA	Ohio State Water Development Authority Revenue, Safe Water, Series 2, 9.375% due 12/1/10 (c)(f)	7,128,309
2,550,000	BBB-	Trumbull County, OH Sewer Disposal Revenue, (General Motors Corp. Project), 6.750% due 7/1/14 (b)	2,931,735

			21,699,203

Oklahoma - 1.6%
1,640,000	AA-	Oklahoma City, OK Industrial & Cultural Facilities, Trigen Energy Corp., 6.750% due 9/15/17 (b)	1,647,347
405,000	AAA	Rogers County, OK HFA, MFH Revenue Refunding, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	405,211
3,960,000	AA-	Tulsa, OK Public Facilities Authority, Lease Payment Revenue Refunding, Assembly Center, 6.600% due 7/1/14 (c)	4,740,635

			6,793,193

Oregon - 1.4%
1,000,000	BBB	Klamath Falls, OR Inter-Community Hospital Authority Revenue, (Merle West Medical Center Project), 6.250% due 9/1/31	1,057,360
3,400,000	Aa1*	Port of Umatilla, OR Water Revenue, LOC Bank of America, 6.650% due 8/1/22 (b)(c)	3,410,948
500,000	Aa2*	Portland, OR MFH Revenue, (Cherry Ridge Project), LOC U.S. National Bank of Oregon, 6.250% due 5/1/12 (b)	502,990
1,000,000	NR	Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project), 7.250% due 3/1/21 (b)	1,078,860

			6,050,158

Pennsylvania - 4.5%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office and Packaging, 6.000% due 1/1/25	1,350,255
2,400,000	A-	IDA, General Water Supply, Series A, 6.900% due 6/1/24 (b)	3,010,512
3,335,000	AAA	Delaware River Port Authority PA & NJ, R-B RITES-PA 964, 9.070% due 1/1/15 (c)(d)	4,186,559
2,200,000	NR	Harrisburg, PA Redevelopment Authority, First Mortgage Office Building, (Call 5/15/12 @ 100), 6.750% due 5/15/25 (g)	2,612,940
1,150,000	NR	Lancaster, PA IDA Revenue, (Garden Spot Village Project), Series A, 7.625% due 5/1/31	1,229,338
1,000,000	A-	Lancaster County, PA Hospital Authority Revenue, Health Center, (Willow Valley Retirement Project), 5.875% due 6/1/31	1,040,450
1,000,000	NR	Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (h)	160,000
1,000,000	NR	New Morgan, PA Municipal Authority Office Revenue, (Commonwealth Office Project), Series A, 6.500% due 6/1/25	1,019,420

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Pennsylvania - 4.5% (continued)
		Pennsylvania State Higher Educational Facilities Authority Revenue:
$985,000	Baa3*	Student Housing Revenue, (Student Association Inc. Project), Series A, 6.750% due 9/1/32	$1,034,644
1,000,000	A+	University of Pennsylvania Medical Center Health System, Series A, 6.000% due 1/15/31	1,094,920
1,025,000	AAA	Philadelphia Hospitals & Higher Education Facilities Authority, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (f)	1,274,362
1,000,000	AAA	Philadelphia Municipal Authority, Series B, 5.250% due 11/15/17	1,095,570

			19,108,970

Rhode Island - 2.7%
1,000,000	BBB-	Providence, RI Special Obligation, Tax Increment, Series D, 6.650% due 6/1/16	1,043,020
3,900,000	Aa3*	Rhode Island Health & Educational Building Corp., Refunding Revenue, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18 (c)	4,148,898
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Sr. Notes, Radian-Insured, 6.125% due 7/1/20 (c)	3,891,946
2,500,000	NR	Tobacco Settlement Financing Corp., RI, RITES-PA 1048, 6.000% due 6/1/23 (d)	2,374,750

			11,458,614

South Carolina - 2.9%
		Connector 2000 Association Inc., Toll Road Revenue, Capital Appreciation, Sr. Bonds, Series B:
20,000,000	B-	Zero coupon bond to yield 13.440%, due 1/1/37	1,386,400
19,000,000	B-	Zero coupon bond to yield 13.800%, due 1/1/38	1,211,630
5,000,000	BBB	Educational Enhancement Funding Corp., SD Tobacco, Series B, 6.500% due 6/1/32 (c)	4,917,950
		Piedmont, SC Municipal Power Agency, Electric Revenue, FGIC-Insured:
565,000	AAA	6.750% due 1/1/20 (f)	735,201
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	871,770
1,000,000	BBB	Richland County, SC Environmental Improvement Revenue, (International Paper Co. Project), 6.100% due 4/1/23 (b)	1,054,760
2,000,000	NR	Tobacco Settlement Revenue, Management Authority, SC Tobacco Settlement Revenue, RITES-PA 962, 6.375% due 11/15/09 (d)	1,907,080

			12,084,791

Texas - 16.3%
3,000,000	CCC	Alliance Airport Authority Inc., TX Special Facilities Revenue, (American Airlines Inc. Project), 7.500% due 12/1/29 (b)	2,352,750
2,250,000	BBB-	Austin, TX Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.700% due 1/1/32	2,406,262
1,500,000	BBB-	Bexar County, TX Health Facilities Development Corp. Revenue, (Army Retirement Residence Project), 6.300% due 7/1/32	1,591,995

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas - 16.3% (continued)
		Bexar County, TX Housing Finance Corp., MFH Revenue:
$1,450,000	Aaa*	New Light Village, Series A1, GNMA-Collateralized, 5.900% due 2/20/38	$1,549,745
5,000,000	Baa1*	Nob Hill Apartments, Refunding, Series A, 6.000% due 6/1/31 (c)	4,989,150
1,000,000	Aaa*	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,068,120
5,000,000	A-	Brazos River, TX Harbor Navigation District, Brazoria County Environmental, (Dow Chemical Co. Project), Series A-7, 6.625% due 5/15/33 (b)(c)	5,545,250
5,000,000	Aa3*	Brazos River, TX Navigation District, (BASF Corp. Project), 6.750% due 2/1/10 (c)	5,837,550
3,500,000	CCC	Dallas-Fort Worth, TX International Airport Revenue, Facility Improvement Corp. Revenue, American Airlines Inc., 6.375% due 5/1/35 (b)	2,347,730
		El Paso County, TX Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3*	American Village Communities, 6.375% due 12/1/32	3,049,980
2,390,000	A3*	La Plaza Apartments, 6.750% due 7/1/30	2,645,945
1,000,000	Baa2*	Las Lomas Apartments, 6.375% due 12/1/29	989,470
		Fort Worth, TX Housing Finance Corp.:
4,000,000	Aaa*	MFH, Villas Eastwood Terrace, GNMA-Collateralized, 6.000% due 8/20/43 (c)	4,379,240
55,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, GNMA-Collateralized, zero coupon bond to yield 8.220% due 6/1/21 (b)	14,623
1,775,000	NR	Galveston, TX Special Contract Revenue Refunding, (Farmland Industries Inc. Project), 5.500% due 5/1/15	1,873,832
1,000,000	AAA	Grand Prairie, TX Housing Finance Corp., MFH Revenue, (Landings of Carrier Project), Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,103,920
5,000,000	Ba2*	Gulf Coast IDA, TX Solid Waste Disposal Revenue, (Citgo Petroleum Project), 8.000% due 4/1/28 (b)(c)	5,582,600
2,000,000	A+	Houston, TX Participation Interest, 6.400% due 6/1/27	2,176,320
1,500,000	A3*	Lubbock, TX Housing Finance Corp., MFH Revenue, Las Colinas Quail Creek Apartments, Series A, 6.000% due 7/1/32	1,534,530
		Midlothian, TX Development Authority, Tax Increment Contract Revenue:
1,880,000	NR	6.700% due 11/15/23	1,914,893
2,000,000	NR	7.875% due 11/15/26	2,185,320
994,000	Aaa*	Panhandle, TX Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,104,682
1,550,000	Aaa*	Paris, TX Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,662,700

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Texas - 16.3% (continued)
$1,000,000	Baa3*	Student Housing Corp., TX Student Housing Revenue, (Midwestern State University Project), 6.500% due 9/1/34	$1,048,310
2,500,000	A	Tarrant County, TX Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30	2,749,500
		Texas State Affordable Housing Corp., MFH Revenue:
2,000,000	Baa3*	Ashton Place & Woodstock Apartments, Series A, 6.300% due 8/1/33	2,011,700
3,870,000	Ba3*	Sub-HIC Arbrostone/Baybrook, Series C, 7.250% due 11/1/31 (c)	3,526,770
1,000,000	AA	Texas State GO, Veterans Housing Assistance, Series D, 6.450% due 12/1/20 (b)	1,034,310
		Weatherford, TX ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon bond to yield 5.420% due 2/15/21 (g)	613,805
10,000	AAA	Unrefunded Balance, zero coupon bond to yield 5.700% due 2/15/21	3,920

			68,894,922

Utah - 1.7%
1,035,000	AAA	Provo, UT Electric Revenue, 10.125% due 4/1/15 (f)	1,413,872
3,780,000	AAA	Utah State Board of Regents Revenue, (Hospital - University of Utah), 5.000% due 8/1/20 (c)	3,971,911
1,570,000	AAA	Weber County, UT Hospital Revenue, St. Benedict’s Hospital, 10.000% due 3/1/10 (e)(f)	1,873,120

			7,258,903

Virginia - 2.6%
		Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation, Sr. Bonds, Series B:
25,000,000	BB	Zero coupon bond to yield 7.070% due 8/15/34 (c)	3,592,750
35,000,000	BB	Zero coupon bond to yield 7.120% due 8/15/35 (c)	4,710,650
1,000,000	B2*	Rockbridge County, VA IDA Revenue, Virginia Horse Center, Series C, 6.850% due 7/15/21	939,060
1,460,000	AA	Virginia State Resources Authority Infrastructure Revenue, (Pooled Loan Bond Project), Series A, 5.100% due 5/1/25	1,530,562

			10,773,022

Washington - 1.6%
1,000,000	A+	King County, WA Housing Authority Revenue Refunding, Sr. Bonds, Series A, 6.800% due 3/1/26	1,024,870
2,865,000	A3*	Port Longview, WA Revenue Refunding, Series A, 6.250% due 12/1/18 (b)(c)	3,198,056
2,347,000	AAA	Seattle, WA Housing Authority, Low Income Housing Revenue, GNMA-Collateralized, 7.400% due 11/20/36	2,571,045

			6,793,971

West Virginia - 0.3%
1,125,000	AAA	Fairmont, WV Water & Sewer Revenue, AMBAC-Insured, 9.250% due 11/1/11 (f)	1,396,901

See Notes to Schedule of Investments.

NATIONAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Wisconsin - 1.7%
$3,275,000	BBB	La Crosse, WI Resource Recovery Revenue Refunding, (Northern States Power Co. Project), 6.000% due 11/1/21 (b)(c)	$3,460,299
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,000,000	A-	Agnesian Healthcare Inc., 6.000% due 7/1/30	1,048,620
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,913,012
875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	903,018

			7,324,949

Wyoming - 0.5%
2,200,000	BB+	Sweetwater County, WY Solid Waste Disposal Revenue, (FMC Corp. Project), Series A, 7.000% due 6/1/24 (b)	2,232,340

		TOTAL INVESTMENTS - 98.3% (Cost - $391,729,123***)	415,976,537
		Other Assets in Excess of Liabilities - 1.7%	7,258,141

		TOTAL NET ASSETS - 100.0%	$423,234,678

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) or a double asterisk (**), which are rated by Moody’s Investors Service and Fitch Ratings, respectively.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)	All or a portion of this security has been segregated for open futures contracts.
(d)	Inverse floating rate security — coupon varies inversely with level of short-term tax-exempt interest rates.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Security is currently in default.
(i)	Security is valued in accordance with fair valuation procedures under the direction of the Board of Trustees.
(j)	This security has been deemed illiquid.
***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 13 through 16 for definitions of ratings and certain abbreviations.

Summary of Investments by Sector †(unaudited)

Hospitals	16.8%
Housing — Multi-Family	11.5
Transportation	11.3
Miscellaneous	8.8
Pre-Refunded	6.3
Industrial Development	6.1
Pollution Control	6.1
Escrowed to Maturity	5.7
Tobacco	4.8
Education	4.1
Other	18.5

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in

“Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

A — Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB — Bonds rated “BB” indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.

B — Bonds rated “B” indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

Bond Ratings (unaudited) (continued)

CCC, CC and C — Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

Abbreviations *(unaudited) (continued)

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TICS — Tender Inverse Certificates

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedule of investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The National Portfolio (“Fund”), a separate diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,336,765
Gross unrealized depreciation	(5,089,351)

Net unrealized appreciation	$24,247,414

At December 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
20 Year, 6.000% U.S. Treasury Bond	1,400	3/05	$153,300,000	$157,500,000	$(4,200,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: February 25, 2005

1